Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 256,368	$ 224,795
Incentives	5,244	5,767
Contract assets	261,612	230,562
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	481,836	487,106
Incentives	50,331	52,200
Contract assets	532,167	539,306
Accumulated amortization and impairment
Disclosure Of Contract Costs [Line Items]
Transition costs	225,468	262,311
Incentives	45,087	46,433
Contract assets	$ 270,555	$ 308,744